Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Class A Ordinary Shares USD ($)	Dec. 31, 2014 Class A Ordinary Shares CNY	Dec. 31, 2013 Class A Ordinary Shares CNY	Dec. 31, 2014 Class B Ordinary Shares USD ($)	Dec. 31, 2014 Class B Ordinary Shares CNY	Dec. 31, 2013 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 2,232,654	13,852,725	9,691,797
Restricted cash	66,565	413,010	259,533
Short-term investments	7,062,186	43,818,037	28,734,761
Accounts receivable, net of allowance of RMB43,814 and RMB93,877 (US$15,130) for 2013 and 2014, respectively	590,602	3,664,447	2,220,846
Deferred tax assets, net	110,394	684,952	286,844
Amounts due from related parties	8	50	104
Other current assets, net	549,177	3,407,427	1,835,265
Total current assets	10,611,586	65,840,648	43,029,150
Non-current assets:
Fixed assets, net	1,403,050	8,705,364	5,370,268
Intangible assets, net	576,082	3,574,359	3,630,315
Goodwill	2,807,416	17,418,895	16,864,350
Long-term investments, net	463,998	2,878,922	634,777
Deferred tax assets, net	41,764	259,127	97,940
Amounts due from related parties	0	0	370,916
Other non-current assets	158,622	984,193	988,072
Total non-current assets	5,450,932	33,820,860	27,956,638
Total assets	16,062,518	99,661,508	70,985,788
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB4,031,176 and RMB9,813,366 (US$1,581,628) as of December 31, 2013 and 2014, respectively):
Short-term loans	14,989	93,000	0
Accounts payable and accrued liabilities	2,089,562	12,964,893	7,362,138
Customer advances and deposits	692,460	4,296,440	2,977,872
Deferred revenue	26,562	164,809	226,599
Deferred income	83,574	518,543	77,287
Long-term loans, current portion	349,322	2,167,405	343,625
Amounts due to related parties	1,351	8,385	398
Capital lease obligation	9,242	57,346	44,907
Total current liabilities	3,267,062	20,270,821	11,032,826
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB975,793 and RMB781,835 (US$126,009) as of December 31, 2013 and 2014, respectively):
Deferred income	6,387	39,626	376,491
Long-term loans	299,778	1,860,000	2,112,359
Notes payable	3,488,867	21,647,023	15,116,990
Deferred tax liabilities	184,350	1,143,821	1,200,270
Amounts due to related parties	1	8	373,227
Capital lease obligation	8,071	50,079	40,999
Other non-current liabilities	23,296	144,542	67,376
Total non-current liabilities	4,010,750	24,885,099	19,287,712
Total	7,277,812	45,155,920	30,320,538
Commitments and contingencies
Redeemable noncontrolling interests	305,338	1,894,502	0
Equity
Ordinary shares, value				2	12	12	0	3	3
Additional paid-in capital	585,682	3,633,919	3,056,418
Retained earnings	7,681,361	47,659,772	34,525,386
Accumulated other comprehensive income	37,379	231,923	843,096
Total Baidu, Inc. shareholders' equity	8,304,424	51,525,629	38,424,915
Noncontrolling interests	174,944	1,085,457	2,240,335
Total equity	8,479,368	52,611,086	40,665,250
Total liabilities, redeemable noncontrolling interests and equity	$ 16,062,518	99,661,508	70,985,788